Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

Note 13—Leases

The Company’s operating leases consist primarily of real estate leases, including those entered into by certain wholly owned and majority-owned or controlled subsidiaries of RSL. The Company determines if an agreement is or contains a lease at inception. Leases with an initial term of 12 months or less are not recorded on the balance sheet. For real estate leases, the Company elected the expedient to account for lease and non-lease components as a single component.

Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and liabilities are based on the estimated present value of fixed lease payments over the expected lease term and are recognized at the lease commencement date.

As most of the Company’s leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate in determining the present value of fixed lease payments based on information available at the lease commencement date. The Company’s incremental borrowing rates are determined based on the term of the lease, the economic environment of the lease, and the effect of collateralization. Certain leases include one or more renewal options, generally for the same period as the initial term of the lease. The exercise of lease renewal options is generally at the Company’s sole discretion and, as such, the Company typically determines that exercise of these renewal options is not reasonably certain. As a result, the Company does not include the renewal option period in the expected lease term and the associated lease payments are not included in the measurement of the ROU asset and lease liability. Certain leases also contain termination options with an associated penalty. Generally, the Company is reasonably certain not to exercise these options and as such, they are not included in the determination of the expected lease term. The Company recognizes operating lease expense on a straight-line basis over the lease term.

Leases generally provide for payments of nonlease components, such as common area maintenance, real estate taxes and other costs associated with the leased property. For lease agreements entered into or modified after April 1, 2019, the Company accounts for lease components and nonlease components together as a single lease component and, as such, includes fixed payments of nonlease components in the measurement of the ROU assets and lease liabilities. Variable lease payments, such as periodic adjustments for inflation, reimbursement of real estate taxes, any variable common area maintenance and any other variable costs associated with the leased property are expensed as incurred as variable lease costs and are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictions or covenants.

The components of operating lease expense for the Company were as follows (in thousands):

	Years Ended March 31,
	2021	2020
Operating lease cost	$11,931	$11,515
Short-term lease cost	237	872
Variable lease cost	704	379

Total operating lease cost	$12,872	$12,766

Information related to the Company’s operating lease ROU assets and operating lease liabilities was as follows (in thousands, except periods and percentages):

	During the Year Ended March 31,
	2021	2020
Cash paid for operating lease liabilities	$8,830	$8,108
Operating lease ROU assets obtained in exchange for operating lease liabilities	$5,491	$56,025

	March 31, 2021	March 31, 2020
Weighted average remaining lease term (in years)	9.6	10.2
Weighted average discount rate	7.1%	7.1%

As of March 31, 2021, maturities of operating lease liabilities were as follows (in thousands):

Years Ending March 31,
2022	$13,386
2023	11,814
2024	11,718
2025	9,734
2026	8,617
Thereafter	51,674

Total lease payments	106,943
Less: present value adjustment	(29,348)
Less: tenant improvement allowance	(2,898)

Total	$74,697